Acquisitions - LOGICnow Acquisition, Summary of Consideration Paid and Amounts Recognized (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	May 31, 2016
Business Acquisition [Line Items]
Goodwill	$ 3,661,794	$ 3,683,961	$ 3,695,640	$ 3,533,390
LOGICnow
Business Acquisition [Line Items]
Current assets, including cash acquired					$ 25,969
Fixed assets					5,848
Identifiable intangible assets					119,300
Goodwill					374,086
Current liabilities					(14,785)
Deferred tax liabilities					(8,401)
Deferred revenue					(2,548)
Total consideration					$ 499,469